Related Party Transactions (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 04, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Number of share issued for services, value		$ 138,750	$ 636,448	$ 1,360,784	$ 1,287,437
Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of share issued for services	16
Number of share issued for services, value	$ 849,600
President, CEO and CFO [Member]
Related Party Transaction [Line Items]
Related party transactions owed amount				317,997	$ 263,409
Payment of salary		162,362	$ 50,000	$ 170,381
Accrued bonus		$ 87,362